Note 13 - Income Taxes - Reconciliation of Effective Tax Rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit at Canadian statutory rate	26.50%	26.50%	26.50%
Valuation allowance	(26.50%)	(26.50%)	(26.50%)
Effective income tax rate	0.00%	0.00%	0.00%